27. SHAREHOLDERS' EQUITY (Details 3) - BRL (R$) R$ in Millions				12 Months Ended
	Jun. 30, 2016	Feb. 12, 2016	Dec. 17, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ShareholdersEquityLineItems [Line Items]
Dividends			R$ 91.4		R$ (98.2)	R$ (91.4)
Interest on shareholdes' equity	R$ 513.2	R$ 438.8
Legal reserve						(155.6)
Capital increase reserve				R$ 115.1	41.0	R$ 7.0
Limit on capital, Legal reserve				20.00%
Limit on capital, Capital increase reserve				20.00%
Income Appropriation [Member]
ShareholdersEquityLineItems [Line Items]
Actuarial loss FAF				R$ (16.8)	(19.1)
Interest on shareholdes' equity					513.2
Legal reserve				(438.8)
Capital increase reserve				(30.3)	(989.1)
Reserve for tax incentives				(639.7)	122.6
Profit distribution/Loss absorption				(1,125.6)	(372.4)
Reserve Balances [Member]
ShareholdersEquityLineItems [Line Items]
Actuarial loss FAF
Interest on shareholdes' equity
Legal reserve				101.4	540.2
Capital increase reserve					170.8
Profit distribution/Loss absorption				R$ 101.4	R$ 1,350.7